UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         /s/ Ronald H. Oliver    Westport, Connecticut    February 10, 2012
         --------------------    ---------------------    -----------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total (x$1,000):  $ 377,841


List of Included Managers:

         Andrew  J.  Knuth       Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name


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
              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE  SHARED    NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- --------- -------
AAR Corp.                             COM      000361105    10,076      525,600  SH       Defined    1             525,600
Amphenol Corp.                        COM      032095101       363        8,000  SH       Defined                             8,000
Anadarko Petroleum Corp.              COM      032511107       229        3,000  SH       Defined                             3,000
Arthur J. Gallagher & Company         COM      363576109    10,210      305,321  SH       Defined    1             305,321
BankUnited, Inc.                      COM      06652K103     2,980      135,500  SH       Defined                  135,500
Banner Corporation                    COM      06652V109     3,124      182,151  SH       Defined                  182,151
Berry Petroleum Co.                   COM      085789105     6,555      156,001  SH       Defined    1             156,001
Big Lots, Inc.                        COM      089302103    31,372      830,821  SH       Defined    1             830,821
Brown & Brown, Inc.                   COM      115236101     4,718      208,500  SH       Defined    1             208,500
CVS/Caremark Corp.                    COM      126650100       409       10,020  SH       Defined                            10,020
Charles River Laboratories Int        COM      159864107       701       25,660  SH       Defined                   25,660
Checkpoint Systems, Inc.              COM      162825103     9,701      886,768  SH       Defined    1             886,768
Chicago Bridge & Iron Company         COM      167250109     6,434      170,200  SH       Defined    1             170,200
Columbia Banking System, Inc.         COM      197236102     2,909      150,980  SH       Defined                  150,980
Comstock Resources, Inc.              COM      205768203     3,127      204,389  SH       Defined    1             204,389
Con-way Inc.                          COM      205944101     1,131       38,800  SH       Defined                   38,800
Crocs, Inc.                           COM      227046109     5,322      360,300  SH       Defined    1             360,300
Darden Restaurants, Inc.              COM      237194105     5,014      110,000  SH       Defined    1             110,000
DeVry, Inc.                           COM      251893103    15,792      410,600  SH       Defined                  410,600
Devon Energy Corp.                    COM      25179M103     4,278       69,004  SH       Defined                   69,004
FEI Company                           COM      30241L109    12,665      310,563  SH       Defined    1             310,563
Fairchild Semiconductor Corp.         COM      303726103     1,403      116,500  SH       Defined                  116,500
Forest Oil Corp.                      COM      346091705     1,899      140,172  SH       Defined                  137,688    2,484
Gaylord Entertainment Company         COM      367905106     2,210       91,532  SH       Defined                   91,532
General Communication, Inc. -         COM      369385109     4,916      502,153  SH       Defined                  502,153
Haynes International, Inc.            COM      420877201       786       14,400  SH       Defined    1              14,400
ITT Educational Services, Inc.        COM      45068B109    10,322      181,443  SH       Defined    1             181,443
Interpublic Group of Companies        COM      460690100       107       11,000  SH       Defined                            11,000
Jack Henry & Associates, Inc.         COM      426281101     3,697      110,000  SH       Defined                  110,000
John Wiley & Sons, Inc. - Clas        COM      968223206       488       11,000  SH       Defined                   11,000
KBR, Inc.                             COM      48242W106     4,824      173,100  SH       Defined    1             173,100
Landstar System, Inc.                 COM      515098101       844       17,609  SH       Defined    1              17,609
Lone Pine Resources, Inc.             COM      54222A106     1,037      147,923  SH       Defined                  146,403    1,520
Nat.West.Life Ins.                    COM      638522102    15,876      116,599  SH       Defined    1             116,599
North Valley Bancorp                  COM      66304M204       172       17,917  SH       Defined                   17,917
Orient Express Hotels Ltd. - C        COM      G67743107     7,286      975,394  SH       Defined    1             975,394
Owens & Minor, Inc.                   COM      690732102    13,631      490,517  SH       Defined                  490,517
Pall Corp.                            COM      696429307       286        5,000  SH       Defined                             5,000
Parametric Technology Corp.           COM      699173209     2,413      132,120  SH       Defined    1             128,520    3,600
People's United Financial, Inc        COM      712704105       188       14,647  SH       Defined                   14,647
Perkin Elmer, Inc.                    COM      714046109       886       44,300  SH       Defined                   44,300
Plains Exploration & Productio        COM      726505100    15,680      427,005  SH       Defined    1             424,631    2,374
Praxair, Inc.                         COM      74005P104       428        4,000  SH       Defined                             4,000
Precision Castparts Corp.             COM      740189105       659        4,000  SH       Defined                             4,000
QLogic Corp.                          COM      747277101     6,540      436,000  SH       Defined    1             436,000
Rogers Corp.                          COM      775133101    14,883      403,758  SH       Defined    1             403,758
Ross Stores, Inc.                     COM      778296103    11,699      246,132  SH       Defined                  246,132
Ruby Tuesday, Inc.                    COM      781182100     1,254      181,692  SH       Defined                  181,692
Saks, Inc.                            COM      79377w108     4,746      486,750  SH       Defined    1             486,750
Skyworks Solutions, Inc.              COM      83088M102     1,100       67,800  SH       Defined    1              67,800
Southwestern Energy Company           COM      845467109     4,168      130,500  SH       Defined                  130,500
Stone Energy Corp.                    COM      861642106     3,152      119,500  SH       Defined                  119,500
Synopsys, Inc.                        COM      871607107     1,170       43,000  SH       Defined    1              39,000    4,000
TJX Companies                         COM      872540109    20,056      310,700  SH       Defined                  310,700
Thermo Fisher Scientific Inc.         COM      883556102     2,069       46,000  SH       Defined                   46,000
Timberland Bancorp.                   COM      887098101       504      127,600  SH       Defined                  127,600
UTI Worldwide, Inc.                   COM      G87210103    10,095      759,593  SH       Defined    1             759,593
United Rentals, Inc.                  COM      911363109    14,991      507,300  SH       Defined    1             507,300
Universal Health Services, Inc        COM      913903100    20,557      529,000  SH       Defined    1             529,000
Vishay Intertechnology, Inc.          COM      928298108       360       40,000  SH       Defined    1              40,000
Volt Information Sciences, Inc        COM      928703107     3,006      484,775  SH       Defined    1             484,775
Webster Financial Corp.               COM      947890109     3,121      153,052  SH       Defined                  151,952    1,100
Willis Group Holdings plc             COM      013131180    27,226      701,698  SH       Defined    1             701,698
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